Investment Strategy - AMERICAN CENTURY MUNICIPAL TRUST	Oct. 01, 2025
HIGH-YIELD MUNICIPAL FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in municipal and other debt securities with an emphasis on high-yield securities. A high-yield security is one that has been rated below investment-grade, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with interest payments exempt from federal income tax. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.
The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy securities that are rated below investment-grade, including so-called junk bonds and bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments.
The portfolio managers also may buy unrated securities if they determine such securities meet the investment objectives of the fund.
The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. The managers attempt to keep the weighted average maturity of the fund at 10 years or longer.
Although the fund invests principally for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets in municipal securities with interest payments exempt from federal income tax.
INTERMEDIATE-TERM TAX-FREE BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The portfolio managers principally buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal income tax. The fund’s weighted average maturity will be not less than three years nor more than ten years. However, there is no maturity limit on individual securities.
The portfolio managers also may buy investment-grade debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. No more than 20% of the fund’s assets may be invested in these securities.
Although the fund invests principally in investment-grade securities, up to 20% of the value of the fund’s net assets may be invested in below investment-grade securities, also known as junk bonds. The fund also may invest in securities which, while not rated, are determined by the portfolio managers to be of comparable credit quality to those rated below investment-grade.
When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

Strategy Portfolio Concentration [Text]	The portfolio managers principally buy investment-grade debt securities and, under normal market conditions, will invest at least 80% of the fund’s net assets in debt securities with interest payments exempt from federal income tax.
TAX-FREE MONEY MARKET FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund is a retail money market fund that invests in municipal money market securities. The securities purchased by the fund are subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Although the fund seeks to maintain a $1.00 share price, there is no guarantee it will be able to do so.
Under normal market conditions, the fund invests at least 80% of its net assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties, other municipalities and U.S. territories may issue these securities. A high-quality debt security is one that an independent rating agency rates in its top two credit quality categories or that the advisor determines to be of comparable credit quality.
The portfolio managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties, and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. The fund may invest no more than 20% of its assets in these securities.
When determining whether to buy or sell a security, portfolio managers may consider current and anticipated changes in interest rates, issuer credit quality, comparable alternatives, diversification limits, and general market conditions.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund invests at least 80% of its net assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax.